Consolidated cash flow statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [line items]
Net income	$ 2,317	$ 1,695	$ 4,611	$ 3,914
Reversal of non-cash items and other adjustments	2,883	3,061	5,890	5,414
Dividends received from associated companies and others		1	5	1
Interest received	118	21	374	38
Interest paid	(230)	(198)	(353)	(308)
Other financial receipts	(53)		27
Other financial payments	(5)	(13)	(11)	(43)
Income taxes paid	(1,030)	(606)	(1,378)	(1,239)
Net cash flows from operating activities before working capital and provision changes	4,000	3,961	9,165	7,777
Payments out of provisions and other net cash movements in non-current liabilities	(262)	(152)	(966)	(308)
Change in net current assets and other operating cash flow items	(162)	(54)	(1,666)	(2,065)
Net cash flows from operating activities	3,576	3,755	6,533	5,404
Purchases of property, plant and equipment	(301)	(257)	(538)	(514)
Proceeds from sale of property, plant and equipment	7	13	39	46
Purchases of intangible assets	(695)	(326)	(928)	(928)
Proceeds from sale of intangible assets	3	127	133	193
Purchases of financial assets	(27)	(38)	(69)	(73)
Proceeds from sale of financial assets	47	30	111	96
Acquisitions and divestments of interests in associated companies, net	(2)	(2)	(5)	(20)
Acquisitions and divestments of businesses, net	(84)	(59)	(123)	(880)
Purchases of marketable securities, commodities and time deposits	(4)	(13,233)	(69)	(17,454)
Proceeds from sale of marketable securities, commodities and time deposits	3	2,117	11,017	17,271
Net cash flows from/(used in) investing activities	(1,053)	(11,628)	9,568	(2,263)
Dividends paid to shareholders of Novartis AG			(7,255)	(7,506)
Purchases of treasury shares	(2,957)	(2,714)	(5,843)	(5,256)
Proceeds from exercised options and other treasury share transactions, net		6	159	100
Increase in non-current financial debts	4	3	6	6
Repayments of the current portion of non-current financial debts		(1,075)		(1,075)
Change in current financial debts	(713)	1,477	309	1,955
Payments of lease liabilities	(73)	(74)	(148)	(151)
Other financing cash flows, net	102	75	(67)	97
Net cash flows used in financing activities	(3,637)	(2,302)	(12,839)	(11,830)
Net change in cash and cash equivalents before effect of exchange rate changes	(1,114)	(10,175)	3,262	(8,689)
Effect of exchange rate changes on cash and cash equivalents	(1)	(52)	106	(93)
Net change in cash and cash equivalents	(1,115)	(10,227)	3,368	(8,782)
Cash and cash equivalents at beginning of period	12,000	13,852	7,517	12,407
Cash and cash equivalents at end of period	$ 10,885	$ 3,625	$ 10,885	$ 3,625